Regulatory Assets and Liabilities - Florida Electric Utility (Narrative) (Details) $ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Dec. 03, 2024 USD ($)	May 07, 2024 USD ($)	Nov. 17, 2023 USD ($)	Mar. 07, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Aug. 16, 2023 USD ($)	Jan. 23, 2023 USD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory assets								$ 3,427		$ 3,105
Cost recovery clauses
Public Utilities, General Disclosures [Line Items]
Regulatory assets								$ 33		$ 151
TEC
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure						54.00%
Approved rate increase (decrease)			$ 22
Storm cost					$ 119
TEC | 2025
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure	54.00%
TEC | 2026
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure	54.00%
TEC | 2027
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure	54.00%
TEC | Base rate | 2025
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)	$ 185
TEC | Base rate | 2026
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)	87
TEC | Base rate | 2027
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)	$ 9
TEC | Cost recovery clauses
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						10.20%	10.20%
TEC | Fuel | 2023
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)				$ (170)
TEC | Fuel | Starting April 1, 2023
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)				$ (518)
Recovery period				21 months
TEC | Fuel | June 2024 to May 2025
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)		$ (138)
Recovery period		12 months
TEC | Hurricane Helene
Public Utilities, General Disclosures [Line Items]
Storm reserve									$ 49
TEC | Hurricane Milton
Public Utilities, General Disclosures [Line Items]
Storm reserve									340
TEC | Storm reserve
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)						$ 466
Storm reserve												$ 56
Regulatory assets									$ 377		$ 134	$ 131
Storm cost							$ 29
TEC | Minimum
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						9.25%	9.25%
TEC | Minimum | 2025
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	9.50%
TEC | Minimum | 2026
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	9.50%
TEC | Minimum | 2027
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	9.50%
TEC | Maximum
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						11.25%	11.25%
TEC | Maximum | 2025
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	11.50%
TEC | Maximum | 2026
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	11.50%
TEC | Maximum | 2027
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	11.50%
TEC | Midpoint | 2025
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	10.50%
TEC | Midpoint | 2026
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	10.50%
TEC | Midpoint | 2027
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	10.50%